Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
19.	Equity

(i)            As at December 31, 2016, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2015: 500 million common shares).

(ii)           During the year ended December 31, 2014, 33,000 options were exercised at US$1.21 per share under the 2007 Plan.

(iii)          During the year ended December 31, 2014, 9,025,690 common shares were repurchased at a total cost of US$17,610,787.

(iv)          During the year ended December 31, 2014, 4,234,884 common shares were repurchased at a total cost of US$7,042,725 under the 2014 RSU Plan, which were granted to employees and directors.

(v)           During the year ended December 31, 2014, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$15,288,919.

(vi)          During the year ended December 31, 2015, 40,000 options were exercised at US$1.21 per share under the 2007 Plan.

(vii)         During the year ended December 31, 2015, 2,179,902 common shares were repurchased at a total cost of US$3,349,172.

(viii)        During the year ended December 31, 2015, 2,076,964 common shares were repurchased at a total cost of US$3,259,998 under the 2014 RSU Plan, which were granted to employees and directors.

(ix)          During the year ended December 31, 2015, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$14,751,704.

(x)           During the year ended December 31, 2016, 1,746 options were exercised at US$2.50 per share under the Plan.

(xi)          During the year ended December 31, 2016, 530,600 options were exercised at US$1.21 per share under the 2007 Plan.

(xii)         During the year ended December 31, 2016, 40,876 options were exercised at US$2.105 per share under the 2007 Plan.

(xiii)        During the year ended December 31, 2016, 93,334 options were exercised at US$1.87 per share under the 2007 Plan.

(xiv)        During the year ended December 31, 2016, 200,000 options were exercised at US$1.255 per share under the 2007 Plan.

(xv)         During the year ended December 31, 2016, 200,000 options were exercised at US$1.605 per share under the 2007 Plan.

(xvi)        During the year ended December 31, 2016, 400,000 options were exercised at US$1.71 per share under the 2007 Plan.

(xvii)      During the year ended December 31, 2016, 66,000 options were exercised at US$1.81 per share under the 2007 Plan.

(xviii)      During the year ended December 31, 2016, 628,328 options were exercised at US$1.71 per share under the 2015 Plan.

(xix)         During the year ended December 31, 2016, 13,198,238 common shares were repurchased at a total cost of US$29,688,648.

(xx)          During the year ended December 31, 2016, 1,614,220 common shares were repurchased at a total cost of US$ 4,003,999 under the 2014 RSU Plan, which were granted to employees and directors.

(xxi)         In the first half of 2016, the Company distributed quarterly dividends of US$0.025 per common share to common shareholders amounting to a total of US$7,015,794. In the second half of 2016, the Company distributed quarterly dividends of US$0.05 per common share to common shareholders amounting to a total of US$13,529,463.